Operating Segments - Summary of Disaggregated Revenue by Business Line (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue		$ 367,668	$ 377,424
US Acquiring
Disaggregation of Revenue [Line Items]
Revenue		169,144	153,341
eCash
Disaggregation of Revenue [Line Items]
Revenue	[1]	101,112	112,916
Digital Wallet
Disaggregation of Revenue [Line Items]
Revenue	[1]	82,187	94,923
Integrated & Ecommerce Solutions (IES)
Disaggregation of Revenue [Line Items]
Revenue	[1]	23,201	23,561
Intracompany
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ (7,976)	$ (7,317)

[1]	These business lines are part of the Digital Commerce segment.